Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 9,194	€ 12,407
Property, plant and equipment	8,147	16,590
Right-of-use assets	18,904	22,120
Other assets	2,972	1,967
Non-current assets	39,217	53,084
Current assets
Inventories	3,869	11,405
Trade receivables and contract assets	24,337	29,199
Other assets	5,453	8,286
Cash and cash equivalents	17,818	48,156
Current assets	51,477	97,046
Assets	90,694	150,130
Equity
Issued capital	2,708	2,654
Capital reserve	133,897	125,916
Retained earnings and other reserves	(109,295)	(62,888)
Noncontrolling interests	193	95
Equity	27,503	65,777
Non-current liabilities
Noncurrent loans		401
Lease liabilities	15,588	17,677
Deferred tax liabilities	79	207
Government grants	8,028	8,950
Non-current liabilities	23,695	27,235
Current liabilities
Government grants	1,368	1,342
Current loans	3,815	2,492
Lease liabilities	3,409	3,528
Liabilities from income taxes	178	58
Trade payables	11,252	31,736
Other liabilities	19,474	17,962
Current liabilities	39,496	57,118
Equity and liabilities	€ 90,694	€ 150,130